Consolidated Statements of Income and Comprehensive Income		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 16,139,634	$ 21,810,317		$ 16,824,168
Cost of revenue		14,182,453	19,165,477		14,642,786
Gross profit		1,957,181	2,644,840		2,181,382
Operating expenses
Provision for credit loss		295,466	399,278		17,272
General and administrative expenses		1,694,829	2,290,312		2,089,611
Total operating expenses		1,990,295	2,689,590		2,106,883
Income (loss) from operations		(33,114)	(44,750)		74,499
Other income (expense)
Interest expenses, net		(57,057)	(77,104)		(83,276)
Finance expense, net		(5,991)	(8,096)		(7,125)
Other income		73,662	99,543		222,309
Foreign exchange gain (loss), net		(2,151)	(2,906)		4,510
Total other income, net		8,463	11,437		136,418
Income (loss) before provision for income taxes		(24,651)	(33,313)		210,917
Income (loss) before provision for income taxes		(24,651)	(33,313)		210,917
Income tax (expense) benefit		28,118	37,998		(142,290)
Net income		3,467	4,685	$ 50,784	68,627
Comprehensive income		$ 3,467	$ 4,685		$ 68,627
Earnings per share - basic | (per share)		$ 0.00	$ 0.00		$ 0.01
Earnings per share - diluted | (per share)		$ 0.00	$ 0.00		$ 0.01
Weighted average shares outstanding, basic	[1]	11,250,000	11,250,000	11,250,000	11,250,000
Weighted average shares outstanding, diluted	[1]	11,250,000	11,250,000	11,250,000	11,250,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on August 2, 2022